Short-Term Investments	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

Note 3 — SHORT-TERM INVESTMENTS

The following table summarizes the Group’s short-term investments as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Wealth management products, cost	$12,394,541	$10,830,482
Structured deposits	-	724,932
Add: Accrued interest receivable	394,088	144,986
Total short-term investments	$12,788,629	$11,700,400

As of December 31, 2023 and 2022, short-term investments consist of investments in wealth management products issued by financial institutions of which the underlying assets are loans receivable or capital lease receivables and investments in structured deposits issued by a commercial bank. All the short investments have a stated maturity within 12 months and pay the prospective rates of return ranging from 2.25% to 9.5%. The Company recorded investment income on the products of $1,134,178 , $1,412,101 and $816,948 for the years ended December 31, 2023, 2022 and 2021, respectively.